9. PROPERTY AND EQUIPMENT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equipment, Gross	$ 118,803	$ 5,356
Less: Accumulated Depreciation	(30,920)	(662)
Equipment, Net	87,883	4,694
Computer Equipment
Equipment, Gross	6,714	5,356
Tractor
Equipment, Gross
Service Trailer
Equipment, Gross
AFJ Rig
Equipment, Gross	$ 112,089